Tax credit/(charge) on loss on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2020
Tax credit on loss ordinary activities [Abstract]
Reconciliation of expected tax benefit/loss before tax
A reconciliation of the expected tax benefit computed by applying the tax rate applicable in the primary jurisdiction, the Republic of Ireland, to the loss before tax to the actual tax credit is as follows:

	December 31,
	2020	2019 restated*	2018
	US$’000	US$’000	US$’000
Loss before tax	(105,859)	(63,493)	(30,444)
Tax credit at Irish corporation tax rate of 12.5%	(13,232)	(7,937)	(3,806)
Effect of:
Movement in unrecognized deferred tax assets	3,624	3,831	4,182
Permanent differences	11,260	6,474	43
Differences in overseas taxation rates	(2,984)	(2,863)	(376)
Total tax (credit)/charge on loss on ordinary activities	(1,332)	(495)	43
* see note 27

Unutilized net operating losses
At December 31, 2020, the Group had unutilized net operating losses in the following jurisdictions as follows:

	December 31,
	2020	2019
	US$’000	US$’000
Ireland	108,677	53,266
United States	35,043	36,334
Germany	28,288	26,228
United Kingdom	42,893	16,828
Total	214,901	132,656